Commitments and Contingencies (Details Narrative) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Number of vessels under construction.	5
Purchase Obligation	$ 325,278
Five Vessels Under Construction [Member]
Property, Plant and Equipment [Line Items]
Payable in 2022	85,745
Payable in 2023	$ 239,533
2020 - build VLCC [Member]
Property, Plant and Equipment [Line Items]
Delivery date	fourth quarter of 2022